Employee Benefits	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Employee benefits

E.2	Employee benefits

	2023 US$m	2022 US$m	2021 US$m
Employee benefits	494	415	217
Share-based payments	39	26	12
Defined contribution plan costs	53	41	26
Defined benefit plan expense	17	9	1
	603	491	256
(a) Employee benefits
Employee benefits for the reporting period are as follows:
Recognition and measurement
The Group’s accounting policy for employee benefits other than superannuation is set out in Note D.5. The policy relating to share-based payments is set out in Note E.2(c).
All employees of the Group are entitled to benefits on retirement, disability or death from the Group’s retirement plans. The Group operates a number of pension schemes throughout the world. Employees entitled to defined contribution schemes receive fixed contributions from Group companies and the Group’s legal or constructive obligation is limited to these contributions. Contributions to defined contribution funds are recognised as an expense as they become payable. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in the future payment is available.
(b) Compensation of key management personnel
Key management personnel (KMP) compensation for the financial year was as follows:

	2023 US$	2022 US$	2021 US$
Short-term employee benefits 1	5,245,763	5,730,340	6,626,354
Post-employment benefits 1	215,856	155,086	88,396
Share-based payments 2	3,693,072	3,114,043	5,697,529
Long-term employee benefits	213,562	4,300	717,223
Termination benefits	-	152,531	2,447,525
	9,368,253	9,156,300	15,577,027

1.
In the prior reporting period, the
2021 comparatives for short-term employee benefits and post-employment benefits were
restated to include the superannuation component of the 2021 EIS cash and other cash bonuses for three key management personnel, increasing the short-term employee benefits expense by $26,676 to $6,626,354 and the post-employee benefits expense by $10,881 to $88,396.

2.
In the prior reporting period, the
2021 comparative for share-based payments
was
restated to include amortisation of the fair value of 2021 performance rights for two key management personnel, increasing the expense by $88,507 to $5,697,529.

(c) Share plans
The Group provides benefits to its employees (including KMP) in the form of share-based payments (equity-settled transactions).
Woodside equity plan (WEP) and supplementary Woodside equity plan (SWEP)
The WEP is available to all permanent employees, but since 1 January 2018 has excluded Executive Incentive Scheme (EIS) participants. The number of Equity Rights (ERs) offered to each eligible employee is determined by the Board, and based on individual performance as assessed under the performance review process. The linking of performance to an allocation allows the Group to recognise and reward eligible employees for high performance. The ERs have no further ongoing performance conditions after allocation, and do not require participants to make any payment in respect of the ERs at grant or at vesting. Each ER entitles the participant to receive a Woodside share on the vesting date three years after the grant date.

For awards made in 2023 and 2022, participants are entitled to receive a Woodside share on the vesting date, three years after the grant date. Awards made in 2021 will vest under the terms of the plan at that time, which provided for 75% vesting of the ERs three years after the grant date and the remaining 25% of the ERs five years after the grant date.
In October 2011, the Board approved the establishment of the SWEP to enable the offering of targeted retention awards of ERs for key capability. The SWEP was updated in 2022 to broaden eligibility to all employees of a subsidiary of Woodside Energy Group Ltd and ensure compliance in all jurisdictions in which Woodside operates. This facilitated the offer of replacement unvested incentives, as required under transitional arrangements for eligible heritage BHP employees transitioning from BHP Group Long-Term Incentive (LTI) plans to VAR offered under Woodside’s VAR arrangements.
Each ER entitles the participant to receive a Woodside share on vesting date. Participants do not make any payment in respect of the ERs at grant or at vesting.
Executive Incentive Scheme (EIS)
The EIS was introduced for the 2018 performance year for all Executives including Executive KMP. The EIS is delivered in the form of a cash incentive, Restricted Shares and Performance Rights. The grant date of the Restricted Shares and Performance Rights has been determined to be subsequent to the performance year, being the date of the Board of Directors’ approval. Accordingly, the 2022 Restricted Shares and Performance Rights were granted on 27 February 2023 for Executives and 28 April 2023 for the CEO and have been included in the table below. The expense estimated as at 31 December 2022 in relation to the 2022 performance year was updated to the fair value on grant date during the period.
The 2023 Restricted Shares and Performance Rights have not been included in the table below as they have not been approved as at 31 December 2023. An expense related to the 2023 performance year has been estimated for the Restricted Shares and Performance Rights, using fair value estimates based on inputs at 31 December 2023.
Performance Based Pay Plus (PBP Plus)
PBP Plus is available to senior, permanent employees who are not Executives. Participants receive an annual award of cash and Restricted Shares based on corporate and individual performance, recognising and rewarding eligible employees for high performance.
The grant date of the Restricted Shares has been determined to be subsequent to the performance year, being the date of the Board of Directors’ approval. Accordingly, the 2022 Restricted Shares were granted on 27 February 2023 and have been included in the table below. The expense estimated as at 31 December 2022 in relation to the 2022 performance year was updated to the fair value on grant date during the period.
The 2023 Restricted Shares have not been included in the table below as they have not been approved as at 31 December 2023. An expense related to the 2023 performance year has been estimated for the Restricted Shares, using fair value estimates based on inputs at 31 December 2023.
Recognition and measurement
All compensation under WEP, SWEP, PBP Plus and EIS Restricted Shares and Performance Rights is accounted for as share-based payments to employees for services provided. The cost of equity-settled transactions with employees is measured by reference to the fair values of the equity instruments at the date at which they are granted. The fair value of share-based payments is recognised, together with the corresponding increase in equity, over the period in which the vesting conditions are fulfilled, ending on the date on which the relevant employee becomes fully entitled to the shares. At each balance sheet date, the Group reassesses the number of awards that are expected to vest based on service conditions. The expense recognised each year takes into account the most recent estimate.
The fair value of the benefit provided for the WEP and SWEP is estimated using the Black-Scholes option pricing technique.
The fair value of the Restricted Shares is estimated as the closing share price at grant date. The fair value of the benefit provided for the relative total shareholder return Performance Rights is calculated using the Binomial or Black-Scholes option pricing technique combined with a Monte Carlo simulation methodology, where relevant, using historical volatility to estimate the volatility of the share price in the future.
The number of awards and movements for all share plans are summarised as follows:

	Number of performance awards

	Employee plans		Executive plans

	WEP	SWEP	STA 4	LTA 4

Year ended 31 December 202 3

Opening balance	6,629,681	2,884,076	993,197	2,554,422

Granted during the year 1,2,3	3,445,234	100,811	420,429	658,969

Vested during the year	(600,271)	(1,071,291)	(286,979)	(106,430)

Forfeited during the year	(349,204)	(357,023)	(60,410)	(410,409)

Awards at 31 December 202 3	9,125,440	1,556,573	1,066,237	2,696,552

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	60	2	10	12

	Number of performance awards

	Employee plans		Executive plans

	WEP	SWEP	STA 4	LTA 4

Year ended 31 December 202 2

Opening balance	5,649,783	-	994,436	2,379,220

Granted during the year 1,2,3	3,017,366	3,046,963	495,800	764,171

Vested during the year	(1,498,065)	(38,146)	(450,609)	(191,736)

Forfeited during the year	(539,403)	(124,741)	(46,430)	(397,233)

Awards at 31 December 202 2	6,629,681	2,884,076	993,197	2,554,422

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	49	60	9	13

1.	For the purpose of valuation, the share price on grant date for the 2023 WEP allocations was $17.54 (2022: $16.30).
2.	For the purpose of valuation, the share price on grant date for the 2023 SWEP allocations was $20.78 (2022: $19.74).
3.	For the purpose of valuation, the share price on grant date for Restricted Shares was $23.48 and $23.33 (2022: $19.20 and $19.27) and Performance Rights was $15.96 (2022: $13.08 and $13.71).
4.	Includes awards issued under Executive Incentive Plan (EIP), EIS and PBP Plus.
For more detail on these share plans and
P
erformance
R
ights issued to KMPs, refer to the Remuneration Report.